Exhibit 99.19

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J3
Start - End Dates:	1/2021 - 8/2021

Loan Level Tape Compare Upload

Loans in Report		1
Loan Number		Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	OBX2021J30015	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
XXXXXX	OBX2021J30015	XXXXXX	Months Reserves	40.00	20.37

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